Accounts Receivable - Net	12 Months Ended
Dec. 31, 2018
Loans And Leases Receivable Disclosure [Abstract]
Accounts Receivable – net
5.	Accounts Receivable – net

	December 31,
	2018	2017
Trade receivables	$77,537	$69,448
Allowance for doubtful accounts	(4,570)	(4,779)
	72,967	64,669
Other receivables	1,497	1,536
Total accounts receivable	$74,464	$66,205

The allowance for doubtful accounts reflects the Company’s best estimate of probable losses inherent in the accounts receivable balance. The Company estimates the allowance based on historical experience, the age of the accounts receivable balances, credit quality of the Company’s customers, current economic conditions, and other factors that may affect customers’ ability to pay. As of December 31, 2018, the Company provided 100% (December 31, 2017 - 100%) allowance for accounts receivable aged more than four years, approximately 96.9% (December 31, 2017 - 94.6%) allowance for accounts receivable aged between three years and four years, approximately 90.6% (December 31, 2017 - 68.5%) allowance for accounts receivable aged between two years and three years, approximately 42.1% (December 31, 2017 - 15.3%) allowance for accounts receivable aged between one year and two years, and approximately 1.4% (December 31, 2017 - 1.2%) allowance for accounts receivable aged less than one year.

The Company’s maximum exposure to credit risk at the balance sheets date relating to trade receivables is summarized as follows:

	December 31,
	2018	2017
Aging within one year, net of allowance for doubtful accounts	$71,728	$58,157
Aging greater than one year, net of allowance for doubtful accounts	1,239	6,512
Total trade receivables	$72,967	$64,669